ReliaStar Life Insurance Company
and its Separate Account N
ING Encore/ING Encore Flex
Supplement dated June 20, 2008 to the Contract Prospectus dated April 28, 2008, as amended
       The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	The following information replaces “The Funds” section located on page 2 of the Contract Prospectus in its entirety:

American Funds - Growth Fund (Class 2)
 American Funds – Growth-Income Fund
   (Class 2)
 American Funds - International Fund
   (Class 2)
 Franklin Small Cap Value Securities
   Fund (Class 2)
 ING American Century Large Company
   Value Portfolio (S Class)
 ING American Century Small-Mid Cap
   Value Portfolio (S Class)
 ING Baron Small Cap Growth Portfolio
   (S Class)
 ING BlackRock Global Science and
   Technology Portfolio (Class I)(1)
 ING BlackRock Large Cap Growth
   Portfolio (Class S)
 ING Davis New York Venture Portfolio
   (S Class)(1)
 ING Fidelity® VIP Contrafund® Portfolio
   (S Class)(2)
 ING Fidelity® VIP Equity-Income
   Portfolio (S Class)(2)
 ING Fidelity® VIP Growth Portfolio
   (S Class)(2)
 ING Fidelity® VIP Mid Cap Portfolio
   (S Class)(2)
 ING FMRSM Diversified Mid Cap
   Portfolio (Class I)(*)
 ING Global Resources Portfolio (Class S)
 ING JPMorgan Mid Cap Value Portfolio
   (S Class)
 ING Julius Baer Foreign Portfolio
   (Service 2 Class)
 ING Legg Mason Partners Aggressive
   Growth Portfolio (S Class)
 ING Legg Mason Value Portfolio
   (Service 2 Class)
 ING Lord Abbett Affiliated Portfolio
(Class I)	ING Marsico Growth Portfolio (Class S)
 ING MFS Total Return Portfolio
   (Service 2 Class)
 ING OpCap Balanced Value Portfolio
   (S Class)
 ING Oppenheimer Global Portfolio
   (S Class)
 ING Oppenheimer Strategic Income
   Portfolio (S Class)
 ING Opportunistic Large Cap Growth
   Portfolio (Class I)(1)
 ING Opportunistic Large Cap Value
   Portfolio (Class I)(1)
 ING PIMCO Total Return Portfolio
   (S Class)
 ING Pioneer Equity Income Portfolio
   (Class I)
 ING Pioneer High Yield Portfolio (I Class)
 ING Solution Income Portfolio (S Class)(3)
 ING Solution 2015 Portfolio (S Class)(3)
 ING Solution 2025 Portfolio (S Class)(3)
 ING Solution 2035 Portfolio (S Class)(3)
 ING Solution 2045 Portfolio (S Class)(3)
 ING Stock Index Portfolio (Class I)
 ING T. Rowe Price Diversified Mid Cap
   Growth Portfolio (S Class)
 ING T. Rowe Price Equity Income Portfolio
   (Service 2 Class)
 ING T. Rowe Price Growth Equity
   Portfolio (S Class)
 ING Templeton Foreign Equity Portfolio
   (S Class)
 ING Thornburg Value Portfolio (S Class)
 ING UBS U.S. Large Cap Equity Portfolio
   (S Class)
 ING Van Kampen Comstock Portfolio
   (S Class)
 ING Van Kampen Equity and Income
   Portfolio (S Class)
ING Van Kampen Growth and Income
   Portfolio (Service 2 Class)
 ING VP Financial Services Portfolio
   (Class I)(4)
 ING VP Growth and Income Portfolio
   (Class I)
 ING VP Index Plus International Equity
   Portfolio (Class I)
 ING VP Index Plus MidCap Portfolio
   (Class I)
 ING VP Intermediate Bond Portfolio
   (Class I)
 ING VP International Value Portfolio
   (Class I)
 ING VP MidCap Opportunities Portfolio
   (Class I)
 ING VP Money Market Portfolio
   (Class I)(5)
 ING VP Real Estate Portfolio (Class I)
 ING VP Small Company Portfolio
   (Class I)
 ING VP SmallCap Opportunities
   Portfolio (Class I)
 ING VP Strategic Allocation
   Conservative Portfolio (Class I)(3)
 ING VP Strategic Allocation Growth
   Portfolio (Class I)(3)
 ING VP Strategic Allocation Moderate
   Portfolio (Class I)(3)
 Lord Abbett Series Fund - Mid-Cap
   Value Portfolio (Class VC)
 Oppenheimer Main Street Small Cap
   Fund® /VA
 PIMCO VIT Real Return Portfolio
   (Administrative Class)
 Pioneer High Yield VCT Portfolio
   (Class I)
 Wanger Select
 Wanger U.S. Smaller Companies(6)

*	FMRSM is a service mark of Fidelity Management & Research Company.
1	This fund has changed its name to the name listed above. See Appendix IV–Fund Descriptions of the prospectus for a complete list of former and current fund names.
2	These funds are structured as “Master-Feeder” funds that invest directly in shares of an underlying fund. See “Fees–Fund Fees and Expenses” for additional information.
3	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Fund Fees and Expenses” for additional information.
4	This fund is scheduled to be liquidated into ING VP Money Market Portfolio (Class I) on or about September 5, 2008.
5	Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision. See “Right to Cancel.”
6	Effective June 1, 2008, this fund is scheduled to change its name to Wanger USA.

X.120636-08A	1 of 2	June 2008

2.	The following information replaces the “Minimum Guaranteed Withdrawal Benefit Rider” subsection of the
“Optional Living Benefit Rider Charges (available with transfer series only)“ section located on page 7 of the
Contract Prospectus in its entirety:

       Minimum Guaranteed Withdrawal Benefit Rider

As a Maximum Annual Charge[13]	As a Maximum Quarterly Charge[13]
1.50% of the Guaranteed Withdrawal Base[14]	0.375% of the Guaranteed Withdrawal Base[14]

	[13]	This is the maximum charge we may charge for this rider. As of the date of this prospectus, the annual charge is 0.55% of the Guaranteed Withdrawal Base (0.1375% on a quarterly basis).
[14]	The Guaranteed Withdrawal Base is an amount used to determine the Annual Withdrawal Amount. If the rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, and is increased by purchase payments received in the first contract year. If the rider is effective on a contract anniversary, the
Guaranteed Withdrawal Base is equal to the contract value on that date, and increased by purchase payments received in that contract year. Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed
Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See “Optional Living Benefit Riders–Minimum Guaranteed Withdrawal Benefit Rider” and “Fees–
Optional Living Benefit Riders.”

3.	The following information is added to the Appendix IV – Fund Descriptions in the Contract Prospectus.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.

X.120636-08A	2 of 2	June 2008